Business combinations - Consideration transferred (Details)	Jun. 12, 2018 $ / shares shares	Jun. 11, 2018 USD ($) shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)			215,078,497	218,786,812	158,166,534	158,166,534
Total consideration transferred | $				$ 553,423,000
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Ratio	0.7272	0.7272
Issued Euronav shares (in shares)	60,815,764	60,815,764
Closing prince Euronav | $ / shares	$ 9.10	$ 9.1
Total consideration transferred | $		$ 553,423,452
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		83,267,426
RSU (in shares)		362,613
Total shares (in shares)		83,630,039